FINANCIAL EXPENSES AND FINANCIAL INCOME - Narrative (Details) € in Thousands	1 Months Ended
Jul. 31, 2023 EUR (€)
Net financial (expenses)/income [Abstract]
Realized gains on partial cash tender executed	€ 7,940